SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES NET INCOME (LOSS) PER COMMON SHARE (Details)	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Make Good Escrow Agreement shares issued and held with the escrow agent	3,000,000	6,000,000
Convertible note issued on March 7, 2012	426,667
Convertible note issued on May 30, 2012	426,667
Convertible note issued on August 6, 2012	1,152,000
Total potentially outstanding dilutive common shares	5,005,334	6,000,000